Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: June 10, 2022

Payment Date	6/15/2022
Collection Period Start	5/1/2022
Collection Period End	5/31/2022
Interest Period Start	5/16/2022
Interest Period End	6/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$140,649,703.02	$18,474,356.67	$122,175,346.35	0.266177	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$307,395,703.02	$18,474,356.67	$288,921,346.35

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$310,922,569.10	$292,448,212.43	0.207300
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$310,922,569.10	$292,448,212.43
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$140,649,703.02	1.92000%	30/360	$225,039.52
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$307,395,703.02			$513,027.68

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$310,922,569.10	$292,448,212.43
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$310,922,569.10	$292,448,212.43
Number of Receivable Outstanding	34,154	33,286
Weight Average Contract Rate	4.72%	4.72%
Weighted Average Remaining Term (months)	29	28

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,198,057.38
Principal Collections	$18,447,963.36
Liquidation Proceeds	$97,138.92
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,743,159.66
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,743,159.66

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$259,102.14	$259,102.14	$—	$—	$19,484,057.52
Interest - Class A-1 Notes	$—	$—	$—	$—	$19,484,057.52
Interest - Class A-2 Notes	$—	$—	$—	$—	$19,484,057.52
Interest - Class A-3 Notes	$225,039.52	$225,039.52	$—	$—	$19,259,018.00
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$19,055,795.40
First Allocation of Principal	$—	$—	$—	$—	$19,055,795.40
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$19,030,401.00
Second Allocation of Principal	$—	$—	$—	$—	$19,030,401.00
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$19,002,655.27
Third Allocation of Principal	$839,490.59	$839,490.59	$—	$—	$18,163,164.68
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,131,539.25
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,023,539.25
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,023,539.25
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$496,673.17
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$496,673.17
Remaining Funds to Certificates	$496,673.17	$496,673.17	$—	$—	$—
Total	$19,743,159.66	$19,743,159.66	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$310,922,569.10	$292,448,212.43
Note Balance	$307,395,703.02	$288,921,346.35
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	5	$26,393.31
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	100	$97,138.92
Monthly Net Losses (Liquidation Proceeds)			$(70,745.61)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.09%
Current Collection Period			(0.28)%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$2,106,681.71
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	71	$873,191.62
60-89 Days Delinquent	0.13%	28	$367,066.44
90-119 Days Delinquent	0.01%	4	$36,915.07
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.44%	103	$1,277,173.13

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		4	$67,509.95

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		32	$403,981.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.11%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.30	0.10%	29	0.09%